OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Receivable [Abstract]
Schedule Of Other Receivables Disclosure [Table Text Block]
	June 30,2013	December 31, 2012

Cash advances paid as consideration to acquire investments.	$4,657,728	$4,657,728
Advanced to employees	206,046	166,722
Advanced to suppliers	573,001	205,088
Miscellaneous	937,497	924,710
	$6,374,272	$5,954,248

	2012	2011

Temporary payments	$-	$656,092
Due from employees	-	130,191
Due from third parties	5,954,248	8,902,588
	$5,954,248	$9,688,871